OTHER EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OTHER EXPENSES
Loss on disposal of property, plant, and equipment	$ 879	$ 298
Other (income) expenses	(189)	1,272
Other (income) expenses, net	$ 690	$ 1,570